Note 15 - Risk Concentrations	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
15.	Risk concentrations

For the years ended December 31, 2013 and 2012, revenues from the Company’s 44 and 33, respectively, producing leases ranged from approximately 0.1% to 11.8% and 0.1% to 17.7%, respectively, of total oil, natural gas, and related product sales. These 44 and 33, respectively, leases are located in various counties of Texas.

For the years ended December 31, 2013 and 2012, the oil and natural gas produced by the Company is sold and marketed to 11 and 9, respectively, purchasers. Oil sales to three purchasers accounted for 95.5% of the oil sales for the year ended December 31, 2013. Individually, the three purchasers accounted for approximately 64.5%, 16.4%, and 14.6%. Oil sales to two purchasers accounted for 92.8% of the oil sales for the year ended December 31, 2012. Individually, the two purchasers accounted for approximately 71.1% and 21.7%. Natural gas sales to three purchasers account for 90.1% and 91.6%, respectively, of the natural gas sales. Individually, the three purchasers accounted for approximately 61.4%, 16.8% and 11.9% and 55.4%, 20.8%, and 15.4%, respectively. Accordingly, the Company’s entire oil and natural gas sales receivable balance at December 31, 2013 and 2012 was comprised of amounts due from its 11 and 9, respectively, purchasers. Oil and natural gas sales receivable are included in the accounts receivable, net on the accompanying consolidated balance sheets.